March 24, 2017

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Horizons ETF Trust I (formerly Recon Capital Series Trust)
File Nos. 333-183155 and 811-22732

Dear Sir/Madam:

On behalf of Horizons ETF Trust I, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 35 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to add a new fund to the Trust: Horizons S&P 500® Covered Call ETF.

If you have any questions, please contact Bibb Strench at (202) 973-2727.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP